DEBT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of borrowing costs [Abstract]
Schedule of Partnership’s Debt Obligations
The partnership’s debt obligations include the following:

	Jun. 30, 2024		Dec. 31, 2023
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	7.34%	$2,151	7.36%	$3,251
Brookfield Property Partners’ corporate bonds	4.79%	1,389	4.67%	1,887
Brookfield Properties Retail Holdings LLC (“BPYU”) term debt	7.94%	1,192	7.96%	1,366
BPYU senior secured notes	5.20%	1,695	5.20%	1,695
BPYU corporate facility	8.19%	152	8.21%	508
BPYU junior subordinated notes	7.01%	198	7.07%	198
Subsidiary borrowings	6.68%	267	6.85%	47

Secured debt obligations:
Funds subscription credit facilities(1)	7.32%	3,497	7.38%	3,638
Fixed rate	4.81%	29,080	4.40%	28,417
Variable rate	8.25%	29,334	8.05%	28,049
Deferred financing costs		(374)		(344)
Total debt obligations		$68,581		$68,712

Current(2)		15,895		15,319
Non-current(2)		52,686		53,393
Total debt obligations		$68,581		$68,712
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.
(2)The partnership adopted the IAS 1 Amendments as of January 1, 2024. The comparative information has been restated. See Note 2, Summary of Material Accounting Policy Information for further information.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2024			Dec. 31, 2023
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$43,281		$43,281	$43,788		$43,788
Euros	7,361		€6,871	7,409		€6,711
British Pounds	6,646		£5,256	6,240		£4,902
Canadian Dollars	3,474	C$	4,752	3,967	C$	5,257
Brazilian Reais	1,952	R$	10,850	1,731	R$	8,380
Indian Rupee	2,269	Rs	189,105	2,226	Rs	185,506
South Korean Won	1,941	₩	2,670,000	1,756	₩	2,280,000
Australian Dollars	1,248	A$	1,872	1,310	A$	1,923
Chinese Yuan	552	C¥	4,031	494	C¥	3,521
Other currencies	231			135
Deferred financing costs	(374)			(344)
Total debt obligations	$68,581			$68,712

Schedule of Reconciliation of Cash Flows from Financing Activities from Debt Obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2023	Debt obligation issuance, net of repayments	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Jun. 30, 2024
Debt obligations	$68,712	634	16	(80)	82	(756)	(27)	$68,581